DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2021
Document and Entity Information [abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Registrant Name	EQUINOR ASA
Entity Central Index Key	0001140625